10. LONG-TERM LOAN: Schedule of Long-term Loan (Tables)	12 Months Ended
Dec. 31, 2022
Tables/Schedules
Schedule of Long-term Loan

	December 31, 2022		December 31, 2021

Long-term loan	$ -	€ -	$ 2,524	€ 1,754
Less: current portion of long-term loan	-	-	2,524	1,754
	$ -	€ -	$ -	€ -

Payment schedule of long-term loan
Year 1	$ -	€ -	$ 2,572	€ 1,787
	-	-	2,572	1,787
Less: imputed interest	-	-	31	21
Other fees	-	-	17	12
	$ -	€ -	$ 2,524	€ 1,754